Financial risk management (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 61,131	₨ 68,516
Working capital	152,010	121,095
Investment Mutual funds	40,597	38,180
Cash and cash equivalents	7,107	5,779		$ 85
Increase In Hedging Reserve Sensitivity Analysis	7,041	5,902	₨ 3,169
Decrease In Hedging Reserve Sensitivity Analysis	7,269	5,905	2,937
Increase In Profit From Contracts Sensitivity analysis	2,203	3,118	5,378
Decrease In Profit From Contracts Sensitivity Analysis	2,315	3,118	5,375
Borrowings	₨ 7,297	6,082
Percentage Of Depreciation Or Appreciation In Exchange Rate Used For Sensitivity Analysis	10.00%
Expected increase or decrease in the net profit from fluctuation in Exchange Rate by 10%	₨ 3,698	4,007
Percentage Of Increase Or Decrease In Floating Interest Rate Used For Sensitivity Analysis	10.00%
Expected increase or decrease in the net profit from floating interest rate fluctuation by 10%	₨ 144	37	₨ 89
Percentage decrease increase in exchange rates of each of the currencies underlying derivative contracts used for sensitivity analysis	10.00%
Investments other than investments accounted for using equity method	₨ 75,422	56,678
Term Deposits with Banks and Bonds [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method	33,599	17,739
Cash flow hedges [member]
Financial Risk Management [Line Items]
Borrowings	0	0
Floating interest rate [member] | Loan one [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 2,500	₨ 648
Borrowings, interest rate basis	3 Months T-bill plus 5 bps	CDI+1.2
Floating interest rate [member] | Loan two [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 4,600	₨ 2,414
Borrowings, interest rate basis	3 Months T-bill + 10 bps	TIIE+1.15
Floating interest rate [member] | Loan three [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 3,800
Borrowings, interest rate basis	3 Months T-bill + 84 bps
Floating interest rate [member] | Loan Four [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 2,302
Borrowings, interest rate basis	Key Rate + 253 bps to 276 bps
Floating interest rate [member] | Loan Five [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 2,673
Borrowings, interest rate basis	TIIE+1.35
Unutilized credit limits [Member]
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 61,131	₨ 68,516